Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued expenses and other current liabilities [Abstract]
Summary of accrued expenses and other current liabilities
	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
Deposits from customers	27,807	31,269	4,827
Deposit from HNA	—	649,360	100,244
Payable for business acquisition	—	26,781	4,134
Accrued liabilities related to customers incentive program	14,764	34,633	5,346
Accrued professional service fees	18,361	12,373	1,910
Accrued advertising expenses	12,455	56,293	8,690
Amount due to the individual investors of yield enhancement products	—	589,151	90,949
Notes payable	—	70,000	10,806
Advanced payment from banks	11,036	21,575	3,331
Others	25,437	123,998	19,143
Total	109,860	1,615,433	249,380